Segment Information - Schedule of Segment Information (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Net Revenues	$ 2,191,873	$ 2,280,816	$ 2,385,135	$ 2,332,244	$ 2,385,546	$ 2,485,007	$ 2,581,033	$ 2,630,398	$ 9,190,068	$ 10,081,984	$ 9,809,663
Other operating income (expense)
Preopening and start-up expenses									(71,327)	(39,257)	(13,314)
Property transactions, net									(1,503,942)	(41,002)	(124,761)
Depreciation and amortization									(819,883)	(815,765)	(849,225)
Operating income (loss)	(1,197,234)	297,377	348,521	395,104	266,113	286,489	354,464	416,472	(156,232)	1,323,538	1,137,281
Non-operating income (expense)
Interest expense, net of amounts capitalized									(797,579)	(817,061)	(857,347)
Non-operating items from unconsolidated affiliates									(76,462)	(87,794)	(208,682)
Other, net									(15,970)	(7,797)	(9,062)
Total non-operating income (expense)									(890,011)	(912,652)	(1,075,091)
Income (loss) before income taxes									(1,046,243)	410,886	62,190
Benefit (provision) for income taxes									6,594	(283,708)	(20,816)
Net income (loss)	(1,473,497)	94,735	126,467	212,646	(287,472)	50,382	178,168	186,100	(1,039,649)	127,178	41,374
Less: Net (income) loss attributable to noncontrolling interests									591,929	(277,051)	(213,108)
Net loss attributable to MGM Resorts International	(781,454)	$ 66,425	$ 97,459	$ 169,850	(342,263)	$ (20,270)	$ 110,008	$ 102,652	(447,720)	(149,873)	(171,734)
Total assets	25,215,178				26,593,914				25,215,178	26,593,914
Property and equipment, net	15,371,795				14,441,542				15,371,795	14,441,542
Capital expenditures									1,466,819	872,041	562,124
Reportable segments [Member]
Segment Reporting Information [Line Items]
Net Revenues									8,712,128	9,624,413	9,369,572
Adjusted Property EBITDA									2,229,847	2,368,778	2,256,795
Non-operating income (expense)
Total assets	21,157,258				22,071,089				21,157,258	22,071,089
Property and equipment, net	13,750,617				13,256,991				13,750,617	13,256,991
Capital expenditures									974,335	639,801	470,663
Reportable segments [Member] | Wholly Owned Domestic Resorts [Member]
Segment Reporting Information [Line Items]
Net Revenues									6,497,361	6,342,084	6,052,644
Adjusted Property EBITDA									1,689,966	1,518,307	1,442,686
Non-operating income (expense)
Total assets	13,261,882				13,234,233				13,261,882	13,234,233
Property and equipment, net	11,853,802				11,933,559				11,853,802	11,933,559
Capital expenditures									383,367	292,463	216,147
Reportable segments [Member] | MGM China [Member]
Segment Reporting Information [Line Items]
Net Revenues									2,214,767	3,282,329	3,316,928
Adjusted Property EBITDA									539,881	850,471	814,109
Non-operating income (expense)
Total assets	7,895,376				8,836,856				7,895,376	8,836,856
Property and equipment, net	1,896,815				1,323,432				1,896,815	1,323,432
Capital expenditures									590,968	347,338	254,516
Corporate and other [Member]
Segment Reporting Information [Line Items]
Net Revenues									477,940	457,571	440,091
Other operating income (expense)
Corporate, unconsolidated affiliates and other, net									9,073	(149,216)	(132,214)
Non-operating income (expense)
Total assets	4,099,837				4,545,448				4,099,837	4,545,448
Property and equipment, net	1,663,095				1,207,174				1,663,095	1,207,174
Capital expenditures									504,398	233,173	107,442
Intersegment Eliminations
Non-operating income (expense)
Total assets	(41,917)				(22,623)				(41,917)	(22,623)
Property and equipment, net	$ (41,917)				$ (22,623)				(41,917)	(22,623)
Capital expenditures									$ (11,914)	$ (933)	$ (15,981)